Legal Contingencies - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Estimated losses recorded in Consolidated Statements of Operations	€ 0.0	€ 8.4	€ 0.1
Maximum damages for patent infringement per the Nikon Cross-License Agreement, as a percentage of net sales price of applicable licensed products including optical components	3.00%	3.00%	3.00%